Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2014
Registrant Name	CONTEXT CAPITAL FUNDS
Central Index Key	0001589025
Amendment Flag	false
Document Creation Date	May 18, 2015
Document Effective Date	May 18, 2015
Prospectus Date	May 01, 2015